INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES	NOTE 6:- INVENTORIES
	December 31,
	2015	2014

Raw materials	$14,190	$13,473
Work in process	991	1,808
Finished products	34,171	21,613

	$49,352	$36,894